OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2015	2014
Deferred revenue	12,645	20,594
Mark-to-market interest rate swaps valuation (see note 25)	15,540	15,222
Mark-to-market cross currency interest rate swaps valuation (see note 25)	89,015	56,639
Mark-to-market foreign exchange rate swaps valuation (see note 25)	—	16
Deferred credits from capital lease transactions (see note 24)	625	625
Other creditors	1,259	6,385
	119,084	99,481